UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX/A
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811- 6325
Dreyfus Midcap Index Fund, Inc.
(Exact name of registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)
Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end: 10/31
Date of reporting period: July 1, 2003-June 30, 2004

This Amendment No. 1 to the Form N-PX is being filed solely for the purpose of modifying the signatory to the initial Form N-PX filed on August 19, 2004.

Item 1. Proxy Voting Record. Incorporated by reference to Item 1 of Registrant’s filing on Form N-PX filed on August 19, 2004.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	January 25, 2005